ASSET MANAGEMENT AND OTHER SERVICES (Details) $ in Thousands	Dec. 31, 2023 ARS ($) instrument	Dec. 31, 2022 ARS ($) instrument
Premier Renta C.P. Pesos
Disclosure of mutual funds portfolio [line items]
Portfolio	$ 380,619,005	$ 316,582,012
Mutual Funds, Net Worth	$ 380,172,685	$ 316,166,149
Number of Units | instrument	30,510,651,741	16,191,115,975
Premier Renta Plus en Pesos
Disclosure of mutual funds portfolio [line items]
Portfolio	$ 3,260,932	$ 2,090,125
Mutual Funds, Net Worth	$ 3,247,937	$ 2,084,021
Number of Units | instrument	48,164,279	21,721,110
Premier Renta Fija Ahorro
Disclosure of mutual funds portfolio [line items]
Portfolio	$ 24,617,614	$ 40,187,284
Mutual Funds, Net Worth	$ 24,116,283	$ 39,784,914
Number of Units | instrument	227,991,276	712,483,562
Premier Renta Fija Crecimiento
Disclosure of mutual funds portfolio [line items]
Portfolio	$ 17,913,457	$ 641,244
Mutual Funds, Net Worth	$ 17,902,111	$ 639,560
Number of Units | instrument	9,532,812,035	4,920,585
Premier Renta Variable
Disclosure of mutual funds portfolio [line items]
Portfolio	$ 5,434,772	$ 1,866,615
Mutual Funds, Net Worth	$ 5,391,565	$ 1,819,387
Number of Units | instrument	12,205,660	5,946,886
Premier FCI Abierto Pymes
Disclosure of mutual funds portfolio [line items]
Portfolio	$ 6,595,058	$ 3,994,108
Mutual Funds, Net Worth	$ 6,584,296	$ 3,850,229
Number of Units | instrument	142,666,395	75,458,259
Premier Commodities
Disclosure of mutual funds portfolio [line items]
Portfolio	$ 3,683,693	$ 3,265,006
Mutual Funds, Net Worth	$ 2,855,401	$ 2,503,929
Number of Units | instrument	22,338,558	24,979,798
Premier Capital
Disclosure of mutual funds portfolio [line items]
Portfolio	$ 17,873,205	$ 20,829,260
Mutual Funds, Net Worth	$ 16,706,424	$ 20,711,697
Number of Units | instrument	380,115,435	476,377,885
Premier Inversin
Disclosure of mutual funds portfolio [line items]
Portfolio	$ 1,700,578	$ 3,937,376
Mutual Funds, Net Worth	$ 1,641,637	$ 3,935,483
Number of Units | instrument	342,850,074	1,052,023,732
Premier Balanceado
Disclosure of mutual funds portfolio [line items]
Portfolio	$ 2,024,585	$ 5,261,344
Mutual Funds, Net Worth	$ 2,023,195	$ 4,268,732
Number of Units | instrument	32,648,809	102,340,389
Premier Renta Mixta
Disclosure of mutual funds portfolio [line items]
Portfolio	$ 27,039,839	$ 11,850,160
Mutual Funds, Net Worth	$ 26,844,120	$ 11,821,402
Number of Units | instrument	2,641,477,623	616,247,881
Premier Renta Mixta en USD
Disclosure of mutual funds portfolio [line items]
Portfolio	$ 2,727,823	$ 882,545
Mutual Funds, Net Worth	$ 2,673,654	$ 740,786
Number of Units | instrument	4,995,316	2,569,639
Premier Performance en USD
Disclosure of mutual funds portfolio [line items]
Portfolio	$ 10,878,143	$ 1,688,421
Mutual Funds, Net Worth	$ 10,598,408	$ 1,672,424
Number of Units | instrument	15,351,225	4,468,523
Premier Global USD
Disclosure of mutual funds portfolio [line items]
Portfolio	$ 591,810	$ 206,295
Mutual Funds, Net Worth	$ 577,257	$ 203,536
Number of Units | instrument	640,443	321,553
Premier Estratgico
Disclosure of mutual funds portfolio [line items]
Portfolio	$ 7,390,764	$ 4,565,186
Mutual Funds, Net Worth	$ 7,385,116	$ 4,561,157
Number of Units | instrument	832,710,848	832,710,848
Premier FCI Sustentable ASG
Disclosure of mutual funds portfolio [line items]
Portfolio	$ 327,434
Mutual Funds, Net Worth	$ 326,726
Number of Units | instrument	172,449,306